Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Segment Disclosures [Abstract]
Schedule of geographical areas
The following geographic information reflects non-current assets by location:

Property and equipment	December 31, 2024	December 31, 2023
Canada	$203	$246
Rest of world	208	36
	$411	$282

Right-of-use-assets	December 31, 2024	December 31, 2023
Canada	$74	$111
Rest of world	827	254
	$901	$365